Federated Income Securities Trust
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                              February 01, 2006



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE: Federated Income Securities Trust (the "Registrant")
     Federated Capital Income Fund (the "Fund")
              Class A Shares
              Class B Shares
              Class C Shares
              Class F Shares

           1933 Act File No. 33-3164
           1940 Act File No. 811- 4577

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 57 on January 27, 2006.



      If you have any questions regarding this certification, please contact me at 412-288-6812.




                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary